Pay vs Performance Disclosure $ / Shares in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / Shares	Dec. 31, 2021 USD ($) $ / Shares	Dec. 31, 2020 USD ($) $ / Shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
The following table sets forth the compensation for David H. Mowry, our former Chief Executive Officer and principal executive officer (“PEO”), and the average compensation for our non-PEO
Named Executive Officers
(“non-PEO
NEOs”) for 2022, 2021 and 2020 (each a “Covered Year”), both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as calculated in accordance with rules adopted by the SEC in August 2022. “Compensation actually paid” does not reflect amounts actually realized by our PEO and
Non-PEO
NEOs and may be higher or lower than amounts, if any, that are actually realized by such individuals. The table below also provides information for each Covered Year regarding our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group (the Nasdaq Healthcare Index), our net income, and our Company selected measure, revenue. Additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis.”

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	SCT for PEO	CAP to PEO	Average SCT for NEOs	Average CAP to NEOs	TSR	Peer Group TSR	Net Income (Loss) ($M)	Revenue ($M)
(a)	(b) 1	(c) 2	(d) 3	(e) 2	(f) 4	(g) 4	(h) 5	(i) 6
2022	$2,597,552	$2,761,857	$966,115	$673,736	$123.5	$99.8	($82.3)	$252.4
2021	$4,065,626	$6,422,426	$2,356,048	$2,997,002	$115.4	$125.4	$2.1	$231.3
2020	$1,334,582	($350,182)	$1,062,163	$853,507	$67.3	$130.0	($23.9)	$147.7

1
The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Mowry, our Chief Executive Officer and PEO, for each corresponding year in the “Total” column of the Summary Compensation Table, except for 2020.

2
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules, as shown in the adjustment table below. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as none were paid during the measurement period. The following table details these adjustments
:

Fiscal Year	Executives	SCT	Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table	Plus Year End Fair Value of Equity Awards Granted During Year That Are Outstanding and Unvested at Fiscal Year End	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity CAP	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(c) = (i) + (ii) + (iii) + (iv)	(d) = (a)- (b)+(c)
2022	PEO	$2,597,552	$1,530,185	$1,838,392	($1,399,323)	—	$1,255,421	$1,694,490	$2,761,857
	Non-PEO NEOs	$966,115	$473,804	$559,128	($568,799)	—	$191,096	$181,425	$673,736
2021	PEO	$4,065,626	$2,593,961	$2,677,682	$1,484,535	—	$788,545	$4,950,761	$6,422,426
	Non-PEO NEOs	$2,356,048	$1,792,962	$1,746,178	$406,446	—	$281,291	$2,433,916	$2,997,002
2020	PEO	$1,334,582	$673,024	$628,451	($1,278,038)	—	($362,153)	($1,011,740)	($350,182)
	Non-PEO NEOs	$1,062,163	$449,147	$668,106	($250,739)	—	($176,877)	$240,491	$853,507

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable Covered Year, except for 2020. See footnotes 1 and 3.
(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable Covered Year, except for 2020 where the total includes the April 2020 grant to Messrs. Mowry and Richey. See footnotes 1 and 3.

(c)	The recalculated value of equity awards for each applicable Covered Year includes the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable Covered Year that are outstanding and unvested as of the end of the Covered Year;
(ii)
the amount of change as of the end of the applicable Covered Year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable Covered Year;

(iii)	the fair value as of the vesting date of any equity awards granted in the applicable Covered Year that vested in the Covered Year; and
(iv)	for equity awards granted in a prior fiscal year that vest in the applicable Covered Year, the change in the fair value as of the vesting date from the beginning of the applicable Covered Year.

For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and restricted stock units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. Most valuation assumptions and processes used to recalculate fair values for this purpose did not materially differ from those disclosed in Note
8-Stockholders’
Equity, Stock Plans and Stock-Based Compensation Expense in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2022 as filed with the SEC on April 7, 2023.
Option award fair values were recalculated as of each Covered Year end and vesting date, as applicable, based on the following assumptions:

Fiscal Year	Expected Term	Volatility	Risk-Free Rate
2022	2.1 - 3.7 years	67%	3.00%
2021	0.7 - 3.5 years	67%	0.86%
2020	1.4 - 2.3 years	67%	0.53%
Performance-based award fair values were recalculated to value performance awards at target until board approval.

(d)	“Compensation actually paid” is a value calculated under applicable SEC rules and may be higher or lower than amounts, if any, that are actually realized by our NEOs.

3
The
dollar amounts reported in column (d) are the average amounts of total compensation reported for the other NEOs for each corresponding year in the “Total” column of the Summary Compensation Table, except for 2020. The values for 2020 have been modified from the reported Summary Compensation Table totals to include an RSU award granted to R. Jason Richey, our former President and Chief Operating Officer, in April 2020 to cover a portion of his 2019 discretionary bonus. Guy Thier, our Chief Information Officer, was inadvertently included in the 2021 Proxy Statement but was never an executive officer of the Company during his employment. Refer to our Summary Compensation Table on page 25. For each of 2020, 2021 and 2022, the
Non-PEO
NEOs were:

2022	2021	2020
J. Daniel Plants	J. Daniel Plants	R. Jason Richey
Rohan R. Seth	Rohan R. Seth	Rohan R. Seth
Michael A. Karavitis	Michael A. Karavitis	Fuad Ahmad

4
Total
Stockholder Return (“TSR”) is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2019 and reinvesting all dividends until the last day of each Covered Year. The TSR peer group consists of the Nasdaq Health Care Index, as used in our performance graph in our annual report.

5	The dollar amounts reported are the Company’s net income or loss reflected in the Company’s audited financial statements.
6
Our Company Selected Measure, based on our assessment of the most important financial performance measure used by us in 2022 to link compensation actually paid to performance, is revenue, consistent with the most heavily weighted metric in our Short-Term Incentive Program. See page 19 of our CD&A. The dollar amounts reported are our revenue reflected in our audited financial statements.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]

2022	2021	2020
J. Daniel Plants	J. Daniel Plants	R. Jason Richey
Rohan R. Seth	Rohan R. Seth	Rohan R. Seth
Michael A. Karavitis	Michael A. Karavitis	Fuad Ahmad

Peer Group Issuers, Footnote [Text Block]
Total
	Stockholder Return (“TSR”) is calculated by assuming that a $100 investment was made at the close of trading on December 31, 2019 and reinvesting all dividends until the last day of each Covered Year. The TSR peer group consists of the Nasdaq Health Care Index, as used in our performance graph in our annual report.
PEO Total Compensation Amount	$ 2,597,552	$ 4,065,626	$ 1,334,582
PEO Actually Paid Compensation Amount	$ 2,761,857	6,422,426	(350,182)
Adjustment To PEO Compensation, Footnote [Text Block]
2
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules, as shown in the adjustment table below. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as none were paid during the measurement period. The following table details these adjustments
:

Fiscal Year	Executives	SCT	Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table	Plus Year End Fair Value of Equity Awards Granted During Year That Are Outstanding and Unvested at Fiscal Year End	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity CAP	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(c) = (i) + (ii) + (iii) + (iv)	(d) = (a)- (b)+(c)
2022	PEO	$2,597,552	$1,530,185	$1,838,392	($1,399,323)	—	$1,255,421	$1,694,490	$2,761,857
	Non-PEO NEOs	$966,115	$473,804	$559,128	($568,799)	—	$191,096	$181,425	$673,736
2021	PEO	$4,065,626	$2,593,961	$2,677,682	$1,484,535	—	$788,545	$4,950,761	$6,422,426
	Non-PEO NEOs	$2,356,048	$1,792,962	$1,746,178	$406,446	—	$281,291	$2,433,916	$2,997,002
2020	PEO	$1,334,582	$673,024	$628,451	($1,278,038)	—	($362,153)	($1,011,740)	($350,182)
	Non-PEO NEOs	$1,062,163	$449,147	$668,106	($250,739)	—	($176,877)	$240,491	$853,507

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable Covered Year, except for 2020. See footnotes 1 and 3.
(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable Covered Year, except for 2020 where the total includes the April 2020 grant to Messrs. Mowry and Richey. See footnotes 1 and 3.

(c)	The recalculated value of equity awards for each applicable Covered Year includes the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable Covered Year that are outstanding and unvested as of the end of the Covered Year;
(ii)
the amount of change as of the end of the applicable Covered Year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable Covered Year;

(iii)	the fair value as of the vesting date of any equity awards granted in the applicable Covered Year that vested in the Covered Year; and
(iv)	for equity awards granted in a prior fiscal year that vest in the applicable Covered Year, the change in the fair value as of the vesting date from the beginning of the applicable Covered Year.

Non-PEO NEO Average Total Compensation Amount	$ 966,115	2,356,048	1,062,163
Non-PEO NEO Average Compensation Actually Paid Amount	$ 673,736	2,997,002	853,507
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2
The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules, as shown in the adjustment table below. We do not have a defined benefit plan so no adjustment for pension benefits is included in the table below. Similarly, no adjustment is made for dividends as none were paid during the measurement period. The following table details these adjustments
:

Fiscal Year	Executives	SCT	Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table	Plus Year End Fair Value of Equity Awards Granted During Year That Are Outstanding and Unvested at Fiscal Year End	Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity CAP	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(c) = (i) + (ii) + (iii) + (iv)	(d) = (a)- (b)+(c)
2022	PEO	$2,597,552	$1,530,185	$1,838,392	($1,399,323)	—	$1,255,421	$1,694,490	$2,761,857
	Non-PEO NEOs	$966,115	$473,804	$559,128	($568,799)	—	$191,096	$181,425	$673,736
2021	PEO	$4,065,626	$2,593,961	$2,677,682	$1,484,535	—	$788,545	$4,950,761	$6,422,426
	Non-PEO NEOs	$2,356,048	$1,792,962	$1,746,178	$406,446	—	$281,291	$2,433,916	$2,997,002
2020	PEO	$1,334,582	$673,024	$628,451	($1,278,038)	—	($362,153)	($1,011,740)	($350,182)
	Non-PEO NEOs	$1,062,163	$449,147	$668,106	($250,739)	—	($176,877)	$240,491	$853,507

(a)	The dollar amounts reported in the Summary Compensation Table for the applicable Covered Year, except for 2020. See footnotes 1 and 3.
(b)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable Covered Year, except for 2020 where the total includes the April 2020 grant to Messrs. Mowry and Richey. See footnotes 1 and 3.

(c)	The recalculated value of equity awards for each applicable Covered Year includes the addition (or subtraction, as applicable) of the following:
(i)	the year-end fair value of any equity awards granted in the applicable Covered Year that are outstanding and unvested as of the end of the Covered Year;
(ii)
the amount of change as of the end of the applicable Covered Year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable Covered Year;

(iii)	the fair value as of the vesting date of any equity awards granted in the applicable Covered Year that vested in the Covered Year; and
(iv)	for equity awards granted in a prior fiscal year that vest in the applicable Covered Year, the change in the fair value as of the vesting date from the beginning of the applicable Covered Year.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
2022 Performance Measures
The Compensation Committee believes using a mix of performance measures throughout our annual and long-
term
incentive programs to align executive pay with Company performance. As required by SEC rules
, the
performance
measures identified as the most important for NEOs’ 2022 compensation decisions are listed in the table below.

Most Important Performance Measures:
• Revenue
• Gross Margin
• Adjusted EBITDA
• AviClear Milestones

Total Shareholder Return Amount	$ 123.5	115.4	67.3
Peer Group Total Shareholder Return Amount	99.8	125.4	130
Net Income (Loss)	$ (82,300,000)	$ 2,100,000	$ (23,900,000)
Company Selected Measure Amount | $ / Shares	252.4	231.3	147.7
PEO Name	Mr. Mowry
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]	Our Company Selected Measure, based on our assessment of the most important financial performance measure used by us in 2022 to link compensation actually paid to performance, is revenue, consistent with the most heavily weighted metric in our Short-Term Incentive Program. See page 19 of our CD&A. The dollar amounts reported are our revenue reflected in our audited financial statements.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	AviClear Milestones
PEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 1,530,185	$ 2,593,961	$ 673,024
PEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Are Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,838,392	2,677,682	628,451
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,399,323)	1,484,535	(1,278,038)
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,255,421	788,545	(362,153)
PEO [Member] | Total Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,694,490	4,950,761	(1,011,740)
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	473,804	1,792,962	449,147
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted During Year That Are Outstanding and Unvested at Fiscal Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	559,128	1,746,178	668,106
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(568,799)	406,446	(250,739)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	191,096	281,291	(176,877)
Non-PEO NEO [Member] | Total Equity [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 181,425	$ 2,433,916	$ 240,491